Subordinated liabilities	12 Months Ended
Dec. 31, 2025
Subordinated liabilities [abstract]
Subordinated liabilities	Subordinated liabilities
a) Breakdown
The detail, by currency of issue, of Subordinated liabilities, deposits and marketable debt securities, in the consolidated balance sheets is as follows:

	EUR million			2025
	2025	2024	2023	Outstanding issue amount in foreign currency (million)	Annual interest rate (%)
Currency of issue
Euro	11,402	14,999	13,684	11,402	4.55%
US dollar	9,750	13,425	11,300	11,462	6.53%
Brazilian real	4,354	3,600	2,518	28,117	16.30%
Pound sterling	1,347	1,409	1,353	1,176	4.28%
Other currencies	2,434	2,380	2,057
Balance at end of year	29,287	35,813	30,912
Note 51 contains a detail of the residual maturity periods of subordinated liabilities at each year-end.
b) Changes
The movement in the balance of subordinated liabilities in the last three years were as follows:

EUR million
	2025	2024	2023
Balance at beginning of year	35,813	30,912	25,926
Net inclusion of entities in the Group	—	—	(40)
IssuancesA	2,287	7,001	7,007
Of which:
Banco Santander, S.A.	1,862	5,625	5,610
Banco Santander (Brasil) S.A.	375	1,338	1,112
Banque Stellantis France	—	25	150
Redemptions and repurchasesA	(7,110)	(2,572)	(1,781)
Of which:
Banco Santander, S.A.	(6,754)	(2,433)	(1,000)
Santander UK Group Holdings plc	(352)	—	—
Santander Bank Polska S.A.	—	(100)	—
Santander UK plc	—	—	(702)
Banque Stellantis France	—	—	(78)
Exchange differences and other movements	(1,703)	472	(200)
Balance at end of year	29,287	35,813	30,912
A.The balance relating to issuances, redemptions and repurchases (EUR 4,823 million), together with the interest paid in remuneration of these issuances including PPCC (EUR 1,560 million), is included in the cash flow from financing activities.

c) Other disclosures
This caption includes contingent convertible or redeemable preferred participations, as well as other subordinated financial instruments issued by consolidated companies, which do not qualify as equity (preferred shares).
Preferred shares do not have voting rights and are non-cumulative. They have been subscribed by third parties outside the Group, and except for the issuances of Santander UK plc, the rest are redeemable by decision of the issuer, according to the terms of each issue.
Banco Santander's contingently convertible preferred participations are subordinated debentures and rank after common creditors and any other subordinated credit that by law and/or by their terms, to the extent permitted by Spanish law, ranks higher than the contingently convertible preferred participations. Their remuneration is conditioned to the obtainment of sufficient distributable profits, and to the limitations imposed by the regulations on shareholders' equity, and they have no voting rights. The other issues of Banco Santander, S.A. mentioned in this caption are also subordinated debentures and, for credit ranking purposes, they rank behind all the common creditors of the issuing entities and ahead of any other subordinated credit that ranks pari passu with the Bank's contingently convertible preferred participations.
The main issuances of subordinated debt securities, broken down by company, are detailed below:
Issuances by Banco Santander, S.A.
On 1 December 2025, Banco Santander, S.A. has proceeded to redeem in advance all the issued subordinated obligations: 'EUR 60,000,000', with original maturity date on December 2026 and with ISIN code XS1492669509.
On 19 November 2025, Banco Santander, S.A. carried out an issuance for an amount of USD 1,500 million with ISIN code US05971KAA79.
On 24 September 2025, Banco Santander, S.A. proceeded to redeem in advance all the issued subordinated obligations: 'EUR 50,000,000 Fixed/Floating', with original maturity date on March 2029 and with ISIN code XS1585005314.
On 5 August 2025, Banco Santander, S.A. proceeded to redeem in advance the subordinated debt issuances with ISIN code XS1384064587, for a nominal amount of EUR 1,500 million, with a coupon of 3.250% and original maturity date on April 2026 and with ISIN code XS1548444816, for a nominal amount of EUR 1,000 million, with a coupon of 3.125% and original maturity date on January 2027.
On 2 July 2025, Banco Santander, S.A. proceeded to repurchase for their subsequent redeem in advance the contingently convertible preferred shares with ISIN code XS2102912966, for a total nominal amount of EUR 466.6 million and which are traded on the market of the Irish Stock Exchange 'Global Exchange Market', leaving the amount in circulation at EUR 1,033.4 million.
On 2 July 2025, Banco Santander, S.A. carried out a placement of preference shares contingently convertible into newly issued ordinary shares of the Bank (PPCC), for a nominal amount of EUR 1,500 million with ISIN code XS3100756637 . The Issuance has been made at par and the remuneration of the PPCC, whose payment is subject to certain conditions and is also discretionary, has been set at 6% quarterly for the first six years, being reviewed every five years thereafter by applying a margin of 381.9 basis points over the five-year mid-swap rate.
On 18 March 2025, Banco Santander, S.A. carried out an issuance for an amount of EUR 1,500 million with ISIN code XS1201001572.
On 17 February 2025, Banco Santander, S.A. prepaid EUR 600.8 million out of a total of EUR 1,500 million of the transaction with ISIN XS138406464587 following the tender announcement launched on 6 February 2025.
On 17 February 2025, Banco Santander, S.A. prepaid EUR 563.6 million euros out of a total of EUR 1,000 million of the transaction with ISIN XS1548444816 following the tender announcement launched on 6 February 2025.
On 1 August 2024, Banco Santander, S.A. carried out a placement of preference shares contingently convertible into newly issued ordinary shares of the Bank (PPCC), for a nominal amount of USD 1,500 million (valued at EUR 1,356 million). The issuance has been made at par and the remuneration of the PPCC, whose payment is subject to certain conditions and is also discretionary, has been set at 8% annually for the first ten years, being reviewed every five years thereafter by applying a margin of 391.1 basis points over the 5-year mid-swap rate.
On 20 May 2024, Banco Santander, S.A., proceeded to partially redeem in advance the contingently convertible preferred shares with ISIN code XS1793250041, for a total nominal amount of EUR 1,312 million and which are traded on the market of the Irish Stock Exchange 'Global Exchange Market' (the 'PPCC'), leaving the amount in circulation at EUR 187.6 million.
On 20 May 2024, Banco Santander, S.A. carried out a placement of preference shares contingently convertible into newly issued ordinary shares of the Bank (PPCC), for a nominal amount of EUR 1,500 million. The Issuance has been made at par and the remuneration of the PPCC, whose payment is subject to certain conditions and is also discretionary, has been set at 7% annually for the first six years, being reviewed every five years thereafter by applying a margin of 443.2 basis points over the 5-year mid-swap rate.
On 14 March 2024, Banco Santander, S.A. issued subordinated obligations for an amount of USD 1,250 million (valued at EUR 1,158 million) for a term of 10 years. The issuance was made at par and the issue coupon was set at 6.35% per year, payable bi-annually.
On 8 February 2024, Banco Santander, S.A., proceeded to prepay all of the contingently convertible Tier 1 preferred shares with ISIN code XS1951093894, for a total nominal amount of USD 1,200 million (valued at EUR 1,110 million) and that were traded on the Irish Stock Exchange 'Global Exchange Market' (the 'PPCC').
On 22 January 2024, Banco Santander, S.A. issued subordinated bonds for an amount of EUR 1,250 million for a term of 10 years and 3 months. The issue was carried out at 99.74% and the issue coupon was set at 5% per year for the first 5 years and 3 months, with an amortization option in April 2029, reviewing the coupon, in case of non-amortization, at a fixed rate equivalent to a margin of 250 points plus the 5-year Euro swap rate.
On 29 December 2023, Banco Santander, S.A., proceeded to prepay all the Tier 1 Contingently Convertible Preferred Securities with ISIN code XS1692931121 for a total nominal amount of EUR 1,000 million and which were traded on the Irish Stock Market 'Global Exchange Market' (the 'PPCC').
On 21 November 2023, Banco Santander, S.A., carried out a placement of two series of contingently convertible preferred shares into newly issued ordinary shares of the Bank, for a total nominal amount of USD 1,150 million (EUR 1,054 million at the exchange rate on the day of issue) and USD 1,350 million (EUR 1,235 million at the exchange rate on the day of issue), respectively.
The issue was carried out at par and the remuneration of the PPCC, whose payment is subject to certain conditions and is also discretionary, was set (i) for the first Series at 9.625% annually for the first five years and six months, being reviewed every five years thereafter by applying a margin of 530.6 basis points on the five-year UST rate (5-year UST), and (ii) for the second Series at 9.625% annually for the first ten years, being reviewed thereafter every five years, applying a margin of 529.8 basis points on the five-year UST rate.
On 8 August 2023, Banco Santander, S.A. carried out an issuance of subordinated obligations for an amount of 2,000 million dollars (1,821 million euros at the exchange rate on the day of issuance). The issue was carried out at par coupon was set at 6.921% per year, payable semiannually during the 10-year life of the operation.
On 23 May 2023, Banco Santander, S.A. issued subordinated bonds for an amount of 1,500 million euros for a term of 10 years and 3 months. The issue was carried at 99.739% and the coupon of the issue was set at 5.75% annually for the first 5 years and 3 months, with the option of amortization in August 2028, revising the coupon, in case of non-amortization, at a margin of 285 points plus the Euro Swap type 5 years.
On 25 April 2022, Banco Santander, S.A. proceeded to prepay all the Tier 1 Contingently Convertible Preferred Securities with ISIN code XS1602466424 and common code 160246642 in circulation, for a total nominal amount of EUR 750 million and which were traded on the Irish Stock Market 'Global Exchange Market' (the 'PPCC').
On 22 November 2021, Banco Santander, S.A. issued subordinated debentures for a term of eleven years, with a redemption option on the tenth anniversary of the issue date, in the amount of USD 1,000 million (EUR 1,007 million at the exchange rate on the day of issue). The issue bears interest at an annual rate of 3.225%, payable semi-annually, for the first ten years. This issue has an early redemption option in the tenth year from the issue date and if the redemption is not executed in the tenth year, the coupon is repriced at a margin of 160 points over the one-year US government bond.
On 4 October 2021, Banco Santander, S.A. issued subordinated debentures for a term of eleven years, with a redemption option on the sixth anniversary of the issue date, amounting to GBP 850 million (EUR 887 million at the exchange rate on the day of issue). The issue bears interest at an annual rate of 2.25%, payable annually for the first six years (then repricing at a margin of 165 points over the 5-year UK government bond).
On 21 September 2021, Banco Santander, S.A. carried out a placement of preferential shares contingently convertible into newly issued ordinary shares of the Bank ('PPCC') for a nominal amount of EUR 1,000 million (issue placed on the market EUR 997 million). The issuance was carried out at par and the remuneration of the PPCC, whose payment is subject to certain conditions and is also discretionary, was set at 3.625% per year for the first eight years, being reviewed every five years applying a margin of 376 basis points over the 5-year Mid-Swap Rate.
On 12 May 2021, Banco Santander, S.A. placed the issue of preference shares contingently convertible into newly issued ordinary shares of the Bank, previously announced, for a total nominal amount of EUR 1,578 million, issued in a Series in Dollars of USD 1,000 million (EUR 828 million at the exchange rate on the day of issue) and a Series in Euros for an amount of EUR 750 million. The issuance was carried out at par and the remuneration of the PPCC, whose payment is subject to certain conditions and is also discretionary, was set (i) for the Series in Dollars at 4.750% per annum for the first six years, being revised every five years applying a margin of 375.3 basis points over the 5-year UST rate and (ii) for the Series in Euros by 4.125% per annum for the first seven years, being revised every five years applying a margin of 431.1 basis points over the applicable 5-year euro mid-swap.
On 3 December 2020, Banco Santander, S.A. issued subordinated debentures with a ten-year term of USD 1,500 million (EUR 1,222 million at the date of issue). The issue bears interest at an annual rate of 2.749%, payable semiannually.
On 22 October 2020, it carried out a ten-year subordinated debenture issue for an amount of EUR 1,000 million. The issue bears interest at an annual rate of 1.625%, payable annually.
On 14 January 2020, it carried out a placement of contingently convertible preferred participations into newly issued ordinary shares of the Bank (the 'PPCCs'), excluding the pre-emptive subscription rights of its shareholders and for a nominal amount of EUR 1,500 million (the 'Issuance' and the 'PPCCs'). The Issuance was made at par and the remuneration of the PPCCs, the payment of which is subject to certain conditions and is also discretionary, was set at 4.375% per annum for the first six years, revised every five years thereafter by applying a margin of 453.4 basis points over the 5-year mid-Swap Rate (5-year mid-Swap Rate).
On 8 February 2018, a ten-year subordinated debenture issuance of EUR 1,250 million was carried out. The issue accrues annual interest of 2.125% payable annually.
Issuances by Banco Santander (Brasil) S.A.
In early December 2025, Brazil closed a Tier 2 subordinated debt issuance in its local market with a 10-year term and the first call date at 5 years, for an amount of BRL 2.4 billion. The issuance price was 10y CDI + 65 bps.
At September 2024, Brazil issued AT1 Financial Notes (PerpNC5) in its local market for an amount of BRL 7,600 million at CDI + 140% (equivalent to UST +222 bps).
At the beginning of October 2023, Banco Santander (Brasil) S.A. carried out an issuance of Subordinated Financial Bills (TIER II) in its local market for a 10-year term, with a repurchase option as of the fifth anniversary of the issuance date, in the amount of BRL 6,000 million. The issuance price was CDI +1.6% per annum, payable at maturity.
At the end of November 2021, Banco Santander (Brasil) S.A. carried aout an issuance of Subordinated Financial Bills (TIER II) in its local market for a 10-year term, with a repurchase option as of the fifth anniversary of the issue date, in the amount of BRL 5,500 million. The issue price was CDI 2% per annum, payable at maturity.
Issuance by Santander Bank Polska S.A.
At 28 November 2024, Santander Bank Polska S.A proceeded to repay subordinated debt ISIN XS0531310182 for EUR 100 million. The debt was originally fully subscribed by the EBRD at 5 August 2010.
The accrued interests from the subordinated liabilities during 2025 amounted to EUR 1,486 million (EUR 1,357 million and EUR 1,010 million during 2024 and 2023, respectively).
In addition, interests from the PPCC and PPCA during 2025 amounted to EUR 622 million (EUR 620 million and EUR 492 million in 2024 and 2023, respectively).